Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

21. Segments

Effective in the second quarter of 2015, the Company changed its reportable segments due to the classification of the Company’s Consolidated VIEs as discontinued operations.  In addition, the Company made another change to its reportable segments in the second quarter of 2016. As a result of this change, the Company now has five reportable segments: Mortgage Revenue Bond Investments, MF Properties, Public Housing Capital Fund Trusts, MBS Securities Investments, and Other Investments.  In addition to the five reportable segments, the Company also separately reports its consolidation and elimination information because it does not allocate certain items to the segments.

During 2013 the Company consisted of five reportable segments, Mortgage Revenue Bond Investments, MF Properties, Public Housing Capital Fund Trusts, MBS Securities Investments, and Consolidated VIEs. In addition to the five reportable segments, the Company also separately reports its consolidation and elimination information because it does not allocate certain items to the segments. The Consolidated VIE segment reported Lake Forest’s revenue, interest expense, depreciation, net income from operations, and net income as a Consolidated VIE for 2013.

Mortgage Revenue Bond Investments Segment

The Mortgage Revenue Bond Investments segment consists of the Partnership’s portfolio of mortgage revenue bonds which have been issued to provide construction and/or permanent financing for the Residential Properties and a commercial property.  Such mortgage revenue bonds are held as long-term investments.  As of December 31, 2015, the Partnership held sixty-four mortgage revenue bonds.  The Residential Properties financed by the 60 mortgage revenue bonds contain a total of 8,041 rental units.  Two of the bonds’ properties are not operational and are under construction and two bonds are collateralized by commercial real estate (see Note 5).

MF Properties Segment

The MF Properties segment consists of indirect equity interests in multifamily, student housing, and senior citizen residential properties which are not currently financed by mortgage revenue bonds held by the Partnership but which the Partnership eventually intends to finance by such bonds through a restructuring.  In connection with any such restructuring, the Partnership will be required to dispose of any equity interest held in such MF Properties.  The Partnership’s interests in its current MF Properties are not currently classified as Assets Held for Sale because the Partnership is not actively marketing them for sale, there is no definitive purchase agreement in existence that, under current guidance, can be recognized as a sale of real estate assets and, therefore, no sale is expected in the next twelve months.  As discussed above, the Ohio Properties and the Greens Property were reported as discontinued operations in 2013 (see Note 10).  During the time the Partnership holds an interest in an MF Property, any net rental income generated by the MF Properties in excess of debt service will be available for distribution to the Partnership in accordance with its interest in the MF Property.  Any such cash distribution will contribute to the Partnership’s CAD.  As of December 31, 2015, the Partnership consolidated the results of eight MF Properties containing a total of 2,217 rental units (see Note 8).

Other Investments under the Amended and Restated LP Agreement

The Amended and Restated LP Agreement authorizes the Partnership to make investments in investments other than mortgage revenue bonds provided that these other investments are rated in one of the four highest rating categories by a national securities rating agency and do not constitute more than 25% of the Partnership’s assets at the time of acquisition as required under the Amended and Restated LP Agreement.  In addition, the amount of other investments are limited based on the conditions to the exemption from registration under the Investment Company Act of 1940 that is relied upon for the Partnership.  The Partnership currently has other investments, PHC Certificates and MBS Securities which are reported as two separate segments.

Public Housing Capital Fund Trust Segment

The PHC Trusts segment consists of the assets, liabilities, and related income and expenses of the PHC Trusts.   The Partnership consolidates the PHC Trusts due to its ownership of the LIFERS issued by the three PHC Trusts, which hold custodial receipts evidencing loans made to a number of local public housing authorities.  Principal and interest on these loans are payable by the respective public housing authorities out of annual appropriations to be made to the public housing authorities by the HUD under HUD’s Capital Fund Program established under the Capital Fund Program.  This investment has been reported as part of the Partnership balance sheet and results of operations since acquired in July 2012 (see Note 6).

MBS Securities Investment Segment

The MBS Securities segment consists of the assets, liabilities, and related income and expenses of the MBS TOB Trusts that the Partnership consolidated due to its ownership of the LIFERs issued by the MBS TOB Trusts.  These MBS TOB Trusts are securitizations of state-issued mortgage-backed securities which are backed by residential mortgage loans.  These investments were acquired during the fourth quarter of 2012 through the second quarter of 2013 and all but three MBS Securities were sold in 2014 (see Note 7).

Other Investments Segment

As of December 31, 2015, the Other investments segment consists of property notes receivable due from Vantage at Brooks LLC and Vantage at Braunfels LLC.  These property notes receivable are reported in Other Assets. The assets and income the Partnership realizes from these investments pursuant to their executed agreements have been included in this segment (Note 9).

Consolidated VIE segment

Historically, the Company also had the Consolidated VIE segment, which was comprised of the results of operations of the underlying collateral for the related mortgage revenue bonds. The Company concluded its investment in the Consolidated VIE segment was not consistent with the Company’s portfolio of assets (see Note 2).  As such, the Company decided to implement a strategic shift in direction by discontinuing its Consolidated VIE segment. This decision was made for the following reasons:

•

The risk profile of the Consolidated VIE segment was unique as the substance of the investment was the result of the operations of the underlying properties and not the mortgage revenue bonds (which is the form of the investment).The risk profile includes:

•	The underlying properties thin capitalization,
•	Related party ownership groups, and
•	The lack of ultimate decision-making authority.
•	The stated purpose of the Company was not to manage properties without having some type of ownership or ability to control the underlying property.
•	Subsequent to the disposition of the Consolidated VIE properties by their owners, the Company does not plan to include this type of investment as part of its strategic direction.

In April 2015, the Partnership entered into brokerage contracts to sell Bent Tree and Fairmont Oaks, Consolidated VIEs. As a result, these entities met the criteria for discontinued operations and have been classified as such in the Company’s consolidated financial statements for all periods presented.  The sales of the two Consolidated VIEs were closed in the fourth quarter of 2015 with the gains and results of operations of the Consolidated VIEs were reported as part of the discontinued operations in net income for all periods presented. For the year ended December 31, 2015, the Company’s Consolidated VIEs are reported as discontinued operation on the Company’s consolidated financial statements. As of and for the year ended December 31, 2014, the Company's two Consolidated VIEs are reported as assets held for sale and discontinued operations on the Company's consolidated financial statements (see Notes 2, 4, 8, 10, and 22).

The Consolidated VIE segment in 2013 consisted of the Lake Forest multifamily residential property financed with a mortgage revenue bond held by the Partnership, the assets, liabilities and operating results of which were consolidated with those of the Partnership in 2013.  For part of the year ended December 31, 2013, the Consolidated VIE segment reported Lake Forest’s revenue, interest expense, depreciation, net income from operations, and net income as a Consolidated VIE for 2013. The mortgage revenue bonds on this Consolidated VIE property were eliminated from the Company’s financial statements as a result of such consolidation, however, such bonds were held as long-term investments by the Partnership which continues to be entitled to receive principal and interest payments on such bonds.  The Company did not actually own an equity position in this Consolidated VIE or its underlying property. During 2013, Lake Forest was sold to a not-for-profit entity and was deconsolidated pursuant to the consolidation guidance.

The following table details certain key financial information for the Company’s reportable segments for the three years ended December 31:

	2015	2014	2013
Total revenues
Mortgage Revenue Bond Investments	$38,772,872	$26,929,446	$26,826,785
MF Properties	22,388,234	14,250,572	11,358,719
Public Housing Capital Fund Trust	2,994,482	3,038,819	3,261,611
MBS Securities Investments	225,890	1,423,958	1,601,270
Other Investments	170,922	-	-
Consolidated VIEs	-	-	10,943,968
Consolidation/eliminations	-	-	(9,705,375)
Total revenues	$64,552,400	$45,642,795	$44,286,978

Interest expense
Mortgage Revenue Bond Investments	$10,787,252	$7,147,092	$3,082,739
MF Properties	2,659,350	2,319,928	2,152,010
Public Housing Capital Fund Trust	1,221,713	1,295,238	1,292,540
MBS Securities Investments	157,902	403,653	463,555
Other Investments	-	-	-
Consolidated VIEs	-	-	1,034,584
Consolidation/eliminations	-	-	(1,034,584)
Total interest expense	$14,826,217	$11,165,911	$6,990,844

Depreciation expense
Mortgage Revenue Bond Investments	$-	$-	$-
MF Properties	5,888,973	4,801,533	3,804,499
Public Housing Capital Fund Trust	-	-	-
MBS Securities Investments	-	-	-
Other Investments	-	-	-
Consolidated VIEs	-	-	458,101
Consolidation/eliminations	-	-	-
Total depreciation expense	$5,888,973	$4,801,533	$4,262,600

Income from continuing operations
Mortgage Revenue Bond Investments	$17,924,037	$13,181,961	$13,806,271
MF Properties	2,964,297	(938,151)	(1,837,076)
Public Housing Capital Fund Trust	1,758,022	1,714,968	1,940,459
MBS Securities Investments	67,547	1,017,637	1,055,736
Other Investments	170,922	-	-
Consolidated VIEs	-	-	8,337,601
Consolidation/eliminations	-	-	(8,657,200)
Income from continuing operations - America First Multifamily Investors, L. P.	$22,884,825	$14,976,415	$14,645,791

Net income (loss)
Mortgage Revenue Bond Investments	$17,924,037	$13,181,961	$13,806,271
MF Properties	2,967,098	(933,478)	1,343,405
Public Housing Capital Fund Trust	1,758,022	1,714,968	1,940,459
MBS Securities Investments	67,547	1,017,637	1,055,736
Other Investments	170,922	-	-
Consolidated VIEs	-	-	8,337,601
Consolidation/eliminations	-	-	(8,657,200)
Discontinued Operations	3,721,397	52,773	(111,353)
Net income - America First Multifamily Investors, L. P.	$26,609,023	$15,033,861	$17,714,919

The following table details total assets for the Company’s reportable segments for the three years ended December 31:

Total assets	2015	2014	2013
Mortgage Revenue Bond Investments	$841,499,941	$694,912,181	$440,228,401
MF Properties	127,683,544	101,020,541	83,223,294
Public Housing Capital Fund Trust Certificates	61,021,462	61,563,542	62,406,108
Mortgage-Backed Securities	15,035,061	15,101,309	38,422,573
Other Investments	7,726,970	-	-
Assets held for sale	14,020,559	13,204,015	14,019,837
Consolidation/eliminations	(199,877,054)	(145,977,602)	(106,419,611)
Total assets	$867,110,483	$739,823,986	$531,880,602